Operating Segment Information (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of Segments	The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, timber treatment and water treatment chemicals (through May 2021)

Schedule of Segments, Revenues and Adjusted EBITDA	The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Revenues:
Titanium Dioxide	$430	$343	$1,259	$1,083
Performance Additives	127	131	418	379
Total	$557	$474	$1,677	$1,462
Adjusted EBITDA(1)
Titanium Dioxide	$54	$21	$130	$102
Performance Additives	5	5	46	40
	59	26	176	142
Corporate and other	(11)	(9)	(36)	(31)
Total	48	17	140	111
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(18)	(18)	(53)	(46)
Interest income	3	3	9	9
Income tax expense	(4)	(3)	(14)	(3)
Depreciation and amortization	(29)	(29)	(89)	(85)
Net income attributable to noncontrolling interests	—	3	2	6
Other adjustments:
Business acquisition and integration expenses	—	—	—	(1)
Gain (loss) on disposition of business/assets	—	6	(2)	4
Certain legal expenses/settlements	(3)	—	(4)	(3)
Amortization of pension and postretirement actuarial losses	(3)	(3)	(9)	(10)
Net plant incident costs	(6)	(2)	(9)	(5)
Restructuring, impairment and plant closing and transition costs	(35)	(13)	(60)	(25)
Net loss	$(47)	$(39)	$(89)	$(48)
(1)Adjusted EBITDA is defined as net income/loss of Venator before interest expense, interest income, income tax expense/benefit, depreciation and amortization and net income attributable to noncontrolling interests, as well as eliminating the following adjustments: (a) business acquisition and integration expenses/adjustments; (b) loss/gain on disposition of business/assets; (c) certain legal expenses/settlements; (d) amortization of pension and postretirement actuarial losses/gains; (e) net plant incident costs/credits; and (f) restructuring, impairment, and plant closing and transition costs.